Property and Equipment - Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Construction in progress	$ 637,869	$ 28,250
Less accumulated depreciation
Property and equipment, net	$ 637,869	$ 28,250